Leases - Schedule of Provision for Restoration (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Provision for Restoration [Abstract]
Restoration provision Beginning Balance	$ 1,361	$ 1,363
Change in provision	633
Unwind of discount	1
Exchange adjustments	97	1
Restoration provision Ending Balance	$ 2,092	$ 1,364